Quarterly Holdings Report
for

Fidelity® International Small Cap Opportunities Fund

July 31, 2019

ILS-QTLY-0919
1.834743.113

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.8%
	Shares	Value
Australia - 0.5%
Beacon Lighting Group Ltd. (a)	2,785,250	$2,073,125
Imdex Ltd.	4,437,652	4,046,266
Quintis Ltd. (a)(b)(c)	2,011,191	14

TOTAL AUSTRALIA		6,119,405

Austria - 0.4%
Andritz AG	147,100	5,269,493
Bailiwick of Jersey - 0.6%
Integrated Diagnostics Holdings PLC (d)	1,483,779	7,552,435
Belgium - 2.1%
Barco NV	63,400	13,250,701
KBC Ancora	312,156	13,393,777

TOTAL BELGIUM		26,644,478

Canada - 1.4%
McCoy Global, Inc. (b)	630,715	243,722
New Look Vision Group, Inc.	227,200	5,699,797
Pason Systems, Inc.	328,800	4,419,542
PrairieSky Royalty Ltd. (a)	202,700	2,715,363
Richelieu Hardware Ltd.	152,000	3,001,303
ShawCor Ltd. Class A	164,900	2,159,018

TOTAL CANADA		18,238,745

China - 0.5%
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	3,700,332	5,790,197
Denmark - 2.8%
Ambu A/S Series B (a)	383,100	5,609,804
Jyske Bank A/S (Reg.)	158,927	5,072,339
Netcompany Group A/S (b)(d)	197,599	7,762,420
SimCorp A/S	117,400	10,624,789
Spar Nord Bank A/S	752,301	6,624,371

TOTAL DENMARK		35,693,723

Finland - 0.4%
Tikkurila Oyj	362,888	5,656,176
France - 1.8%
Elis SA	568,742	10,564,644
Laurent-Perrier Group SA	51,163	5,040,732
Vetoquinol SA	116,884	7,763,435

TOTAL FRANCE		23,368,811

Germany - 4.9%
CompuGroup Medical AG	444,921	34,452,302
CTS Eventim AG	242,193	12,129,190
Nexus AG	291,358	10,321,066
WashTec AG	116,925	6,212,927

TOTAL GERMANY		63,115,485

Greece - 0.2%
Motor Oil (HELLAS) Corinth Refineries SA	121,800	3,020,250
India - 0.8%
Embassy Office Parks (REIT) (b)	1,270,000	6,854,631
Jyothy Laboratories Ltd.	1,271,776	2,826,010

TOTAL INDIA		9,680,641

Ireland - 0.2%
FBD Holdings PLC	243,128	2,567,621
Israel - 2.6%
Azrieli Group	54,105	3,808,898
Ituran Location & Control Ltd.	448,660	13,091,899
Strauss Group Ltd.	513,644	15,563,862
Tel Aviv Stock Exchange Ltd.	91,200	184,402

TOTAL ISRAEL		32,649,061

Italy - 1.2%
Interpump Group SpA	539,843	15,227,006
Japan - 35.4%
Ai Holdings Corp.	202,400	3,177,674
Aoki Super Co. Ltd.	175,000	4,230,628
Artnature, Inc.	511,600	3,089,633
Aucnet, Inc.	217,520	2,479,316
Azbil Corp.	1,485,700	35,711,973
Broadleaf Co. Ltd.	1,542,898	8,169,034
Central Automotive Products Ltd.	135,400	2,481,732
Century21 Real Estate Japan Ltd.	66,500	738,413
Coca-Cola West Co. Ltd.	154,375	3,821,416
Daiichikosho Co. Ltd.	328,000	13,612,648
Daikokutenbussan Co. Ltd.	190,800	5,743,818
Funai Soken Holdings, Inc.	264,950	6,095,871
GCA Savvian Group Corp.	496,961	3,247,902
Goldcrest Co. Ltd.	661,630	11,999,228
Iwatsuka Confectionary Co. Ltd.	18,900	689,705
Kobayashi Pharmaceutical Co. Ltd.	129,500	9,284,861
Koshidaka Holdings Co. Ltd.	1,313,700	18,741,267
Kusuri No Aoki Holdings Co. Ltd.	122,800	8,183,657
Lasertec Corp.	575,072	27,857,610
Medikit Co. Ltd.	111,100	6,219,312
Miroku Jyoho Service Co., Ltd. (a)	173,500	5,478,192
Misumi Group, Inc.	464,650	10,566,634
Mitsuboshi Belting Ltd.	194,000	3,577,204
Nabtesco Corp.	414,900	11,292,572
Nagaileben Co. Ltd.	649,827	13,624,923
Nihon Parkerizing Co. Ltd.	1,798,400	20,151,205
NS Tool Co. Ltd.	230,800	4,304,561
OBIC Co. Ltd.	297,300	31,891,635
OSG Corp.	1,059,800	21,207,690
Paramount Bed Holdings Co. Ltd.	355,400	13,639,075
ProNexus, Inc.	431,000	4,306,434
San-Ai Oil Co. Ltd.	1,064,200	10,281,039
SHO-BOND Holdings Co. Ltd.	605,600	20,847,247
Shoei Co. Ltd. (a)	420,926	17,624,027
SK Kaken Co. Ltd.	20,800	9,464,105
Software Service, Inc.	100,700	9,691,415
Techno Medica Co. Ltd.	80,791	1,623,395
The Monogatari Corp.	56,600	4,828,091
TKC Corp.	176,100	7,348,966
Tocalo Co. Ltd.	615,636	4,640,330
USS Co. Ltd.	1,361,500	27,119,869
Welcia Holdings Co. Ltd.	141,000	6,584,061
Workman Co. Ltd. (a)	191,000	8,743,267
Yamada Consulting Group Co. Ltd.	260,500	4,733,969
Yamato Kogyo Co. Ltd.	137,700	3,597,237

TOTAL JAPAN		452,742,841

Korea (South) - 0.9%
BGF Retail Co. Ltd.	51,126	8,747,705
Leeno Industrial, Inc.	66,328	3,080,067

TOTAL KOREA (SOUTH)		11,827,772

Mexico - 0.1%
Consorcio ARA S.A.B. de CV	8,394,378	1,752,137
Netherlands - 2.1%
Aalberts Industries NV	486,701	19,643,846
Takeaway.com Holding BV (b)(d)	79,287	7,126,982

TOTAL NETHERLANDS		26,770,828

Norway - 1.3%
Kongsberg Gruppen ASA	892,559	11,327,300
Skandiabanken ASA (d)	646,460	4,963,337

TOTAL NORWAY		16,290,637

Philippines - 0.5%
Jollibee Food Corp.	1,209,740	6,139,937
South Africa - 1.1%
Clicks Group Ltd.	1,015,129	14,417,292
Spain - 1.8%
Merlin Properties Socimi SA	538,500	7,362,076
Prosegur Compania de Seguridad SA (Reg.)	3,249,090	15,171,060

TOTAL SPAIN		22,533,136

Sweden - 5.7%
Addlife AB	421,114	11,376,453
AddTech AB (B Shares)	686,043	17,965,468
Fagerhult AB (a)	1,309,193	8,130,581
Lagercrantz Group AB (B Shares)	1,027,098	12,842,379
Loomis AB (B Shares)	334,600	11,532,855
Saab AB (B Shares) (a)	326,125	10,292,200

TOTAL SWEDEN		72,139,936

Switzerland - 1.1%
Tecan Group AG	55,920	14,225,288
Taiwan - 0.4%
Addcn Technology Co. Ltd.	638,435	5,344,731
United Kingdom - 14.9%
Alliance Pharma PLC	6,961,902	5,994,189
Ascential PLC (d)	1,387,686	6,719,884
Avon Rubber PLC	534,900	8,716,591
Cineworld Group PLC	1,446,400	4,487,125
Dechra Pharmaceuticals PLC	594,195	21,287,812
DP Poland PLC (a)(b)	9,954,100	877,626
Elementis PLC	5,452,137	10,011,819
Great Portland Estates PLC	769,342	6,191,780
Hilton Food Group PLC	318,426	3,624,546
Howden Joinery Group PLC	906,500	6,118,290
Informa PLC	879,056	9,343,235
InterContinental Hotel Group PLC ADR	87,585	6,144,088
ITE Group PLC	6,777,493	6,041,466
Network International Holdings PLC (d)	317,700	2,368,356
Rightmove PLC	1,934,170	12,428,730
Shaftesbury PLC	643,873	6,158,405
Spectris PLC	939,778	29,097,318
Spirax-Sarco Engineering PLC	309,691	33,876,539
Topps Tiles PLC	3,398,115	2,859,654
Ultra Electronics Holdings PLC	312,658	7,463,785

TOTAL UNITED KINGDOM		189,811,238

United States of America - 2.1%
Autoliv, Inc.	39,300	2,835,495
Martin Marietta Materials, Inc.	27,320	6,768,530
Morningstar, Inc.	26,100	3,966,678
PriceSmart, Inc.	100,460	6,128,060
ResMed, Inc.	57,495	7,399,607

TOTAL UNITED STATES OF AMERICA		27,098,370

TOTAL COMMON STOCKS
(Cost $879,457,112)		1,121,687,670

Nonconvertible Preferred Stocks - 1.0%
Germany - 1.0%
Sartorius AG (non-vtg.)
(Cost $1,774,352)	64,280	13,192,686

Investment Companies - 4.8%
United States of America - 4.8%
iShares MSCI EAFE Small-Cap ETF
(Cost $66,795,124)	1,095,000	61,911,301

Money Market Funds - 7.5%
Fidelity Cash Central Fund 2.43% (e)	77,868,012	77,883,585
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	18,202,000	18,203,821
TOTAL MONEY MARKET FUNDS
(Cost $96,087,377)		96,087,406
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $1,044,113,965)		1,292,879,063
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(14,646,422)
NET ASSETS - 100%		$1,278,232,641

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,493,414 or 2.9% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,447,668
Fidelity Securities Lending Cash Central Fund	174,353
Total	$1,622,021

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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